Held-for-sale assets	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Disclosure of Long Lived Asset Held For Sale [Text Block]
4. Held-for-sale assets

During 2015, the Group classified certain real estate properties of $3,808,471 as held-for-sale at the time management of the Group committed to a plan to sell these properties to third parties. The Group has entered into sale agreements for a total cash consideration of approximately $11.3 million. The sales were subsequently completed in early 2016.